CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Total Current Assets	$ 318,075
Total Assets	414,651,984
Current liabilities:
Total Current Liabilities	2,803,684
Total Liabilities	17,293,684
Commitments and contingencies (Note 17)
Convertible preferred stock:
Convertible preferred stock (Series A, B, C and D) $.0001 par value with an aggregate liquidation preference of $383,829; 103,242,914 shares authorized, issued and outstanding	392,358,290
Stockholders' deficit:
Additional paid-in capital	8,453,607
Accumulated deficit	(3,454,848)
Total Stockholders' Equity	5,000,010
Total Liabilities and Stockholders' Equity	414,651,984
BFLY Operations Inc
Current assets:
Cash and cash equivalents	60,206,000	$ 90,002,000
Accounts receivable, net	5,752,000	1,951,000
Inventories	25,805,000	9,441,000
Current portion of vendor advances	2,571,000	5,239,000
Prepaid expenses and other current assets	2,960,000	1,793,000
Due from related parties	38,000	829,000
Total Current Assets	97,332,000	109,255,000
Property and equipment, net	6,870,000	5,325,000
Non-current portion of vendor advances	37,390,000	46,940,000
Other assets - related party		1,661,000
Other non-current assets	5,599,000	1,956,000
Total Assets	147,191,000	165,137,000
Current liabilities:
Accounts payable	16,400,000	5,168,000
Deferred revenue, current	8,443,000	3,200,000
Due to related parties	154,000	6,000
Accrued purchase commitments, current	22,890,000
Accrued expenses and other current liabilities	21,808,000	6,951,000
Total Current Liabilities	69,695,000	15,325,000
Deferred revenue, non-current	2,790,000	587,000
Convertible debt	49,528,000
Loan payable	4,366,000
Accrued purchase commitments, non-current	19,660,000
Other non-current liabilities	2,146,000	566,000
Total Liabilities	148,185,000	16,478,000
Stockholders' deficit:
Additional paid-in capital	32,874,000	19,782,000
Accumulated deficit	(394,806,000)	(232,061,000)
Total Stockholders' Equity	(361,931,000)	(212,278,000)
Total Liabilities and Stockholders' Equity	147,191,000	165,137,000
Convertible Preferred Stock | BFLY Operations Inc
Convertible preferred stock:
Convertible preferred stock (Series A, B, C and D) $.0001 par value with an aggregate liquidation preference of $383,829; 103,242,914 shares authorized, issued and outstanding	360,937,000	360,937,000
Common Stock [Member] | BFLY Operations Inc
Stockholders' deficit:
Common stock	$ 1,000	$ 1,000